Other Current Liabilities	9 Months Ended
Sep. 30, 2020
BigToken Inc [Member]
Other Current Liabilities

NOTE 6 – OTHER CURRENT LIABILITIES

BIGToken Point liability

In 2019, the Company launched the BIGToken consumer data management platform, where registered users are rewarded for undertaking actions and sharing data within the platform. The business is currently based on a platform of registered users, developed as a direct to consumer data marketplace where users are paid for their data.

During the year ended December 31, 2019 the Company instituted a policy that allows BIGToken users to redeem outstanding BIGToken points for cash if their account and point balances meet certain criteria. As of September 30, 2020 (unaudited) and December 31, 2019, the Company has estimated the future liability for point redemptions to be $263,000 (unaudited) and $445,000, respectively. The Company considered the total number of points outstanding, the conversion rate in which points are redeemable for cash, and each user’s redemption eligibility.

The Company utilizes an account scoring system that evaluates a number of factors in determining an account’s redemption eligibility. These factors include an evaluation of the following: the infrastructure utilized by the user when engaging with BIGToken’s systems, the user’s geographical associations, consistency, and verifiability of the user’s data.